Note 5 - Shareholders' Equity - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Stock-based compensation expense	$ 26	$ 57	$ 107	$ 130
Selling and Marketing Expense [Member]
Stock-based compensation expense	5	36	30	52
General and Administrative Expense [Member]
Stock-based compensation expense	21	21	77	78
Share-based Payment Arrangement, Option [Member]
Stock-based compensation expense	26	55	107	118
Restricted Stock [Member]
Stock-based compensation expense	$ 0	$ 2	$ 0	$ 12